Intangible Assets Acquired (Detail) (USD $)	9 Months Ended
Dec. 31, 2014
HCHHA
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill	$ 284,000
BCHC
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill	532,000
SCHC
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill	1,121,000
Finite-Lived Intangible Asset, Useful Life	5 years
Network Relationships | SCHC
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill	910,000
Finite-Lived Intangible Asset, Useful Life	5 years
Medicare license | HCHHA
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill	242,000
Finite Lived Intangible Asset Useful Life Term	Indefinite
Medicare license | BCHC
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill	462,000
Finite Lived Intangible Asset Useful Life Term	Indefinite
Trade name | HCHHA
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill	38,000
Finite-Lived Intangible Asset, Useful Life	5 years
Trade name | BCHC
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill	521,000
Finite-Lived Intangible Asset, Useful Life	5 years
Trade name | SCHC
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill	110,000
Finite-Lived Intangible Asset, Useful Life	5 years
Non-compete agreements | HCHHA
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill	4,000
Finite-Lived Intangible Asset, Useful Life	5 years
Non-compete agreements | BCHC
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill	19,000
Finite-Lived Intangible Asset, Useful Life	5 years
Non-compete agreements | SCHC
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill	$ 101,000
Finite-Lived Intangible Asset, Useful Life	3 years